Report for the Calendar Year or Quarter Ended:	June 30, 2003
Check here if Amendment  [    ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					[    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		July 2, 2003

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	$190,432

List of Other Managers Included:		NONE

ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
SOLE
D
AMERICAN INTERNATIONAL GP
COM
026874107
7794
141251
141251
141251
D
ANHEUSER-BUSCH COS
COM
035229103
7253
142070
142070
142070
D
AUTOMATIC DATA PROCESSING
COM
053015103
5696
168235
168235
168235
D
BARD (CR) INC.
COM
067383109
4108
57610
57610
57610
D
BELLSOUTH CORP
COM
079860102
315
11837
11837
11837
D
BRISTOL MYERS SQUIBB CO.
COM
110122108
280
10325
10325
10325
D
CISCO SYSTEMS
COM
17275R102
3952
235407
235407
235407
D
CITIGROUP, INC.
COM
172967101
9490
221724
221724
221724
D
COMPASS BANCSHARES
COM
20449H109
5968
171845
171845
171845
D
CONOCOPHILLIPS
COM
20825C104
6661
121550
121550
121550
D
EXXON MOBIL CORP
COM
30231G102
9418
262272
262272
262272
D
GENERAL DYNAMICS CORP
COM
369550108
4846
66846
66846
66846
D
GENERAL ELECTRIC
COM
369604103
7547
263128
263128
263128
D
HORMEL
COM
440452100
5358
226065
226065
226065
D
JOHNSON & JOHNSON
COM
478160104
8190
158419
158419
158419
D
MCGRAW HILL CO'S
COM
580645109
6778
109325
109325
109325
D
MEDTRONIC INC
COM
585055106
7324
152684
152684
152684
D
MERCK & CO.
COM
589331107
6114
100978
100978
100978
D
METROPOLITAN LIFE INS. CO
COM
59156R108
6709
236890
236890
236890
D
MICROSOFT
COM
594918104
7803
304348
304348
304348
D
NORTHERN TRUST
COM
665859104
3822
91875
91875
91875
D
ORACLE CORP
COM
68389X105
3343
278310
278310
278310
D
PEPSICO
COM
713448108
7832
175995
175995
175995
D
PFIZER INC
COM
717081103
8295
242889
242889
242889
D
PITNEY-BOWES
COM
724479100
5422
141150
141150
141150
D
POLARIS INDUSTRIES
COM
731068102
6216
101245
101245
101245
D
PROCTOR & GAMBLE
COM
742718109
3412
38260
38260
38260
D
ROYAL DUTCH PETROL.
COM
780257804
472
10125
10125
10125
D
SCHERING PLOUGH CORP
COM
806605101
240
12915
12915
12915
D
SONOCO PRODUCTS CO.
COM
835495102
5390
224405
224405
224405
D
STATE STREET CORP
COM
857477103
8119
206065
206065
206065
D
SUNGARD DATA SYSTEMS
COM
867363103
3312
127815
127815
127815
D
TALBOTS, INC
COM
874161102
4745
161105
161105
161105
D
VIACOM CL B
COM
925524308
7580
173613
173613
173613
D
WAL-MART
COM
931142103
628
11704
11704
11704
S
REPORT SUMMARY
35
RECORDS
190432
0
OTHER MANAGERS